OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Segment Revenue

	Year ended December 31, 2019			Year ended December 31, 2018			Year ended December 31, 2017
(in millions of Euros)	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue
P&ARP	3,149	(10)	3,139	3,059	(9)	3,050	2,812	(7)	2,805
A&T	1,462	(42)	1,420	1,389	(50)	1,339	1,335	(34)	1,301
AS&I	1,351	(3)	1,348	1,290	(3)	1,287	1,123	(5)	1,118
Holdings & Corporate (A)	—	—	—	10	—	10	13	—	13
Total	5,962	(55)	5,907	5,748	(62)	5,686	5,283	(46)	5,237

(A)	For the years ended December 31, 2018 and 2017, the Holdings & Corporate segment included revenue from supplying metal to third parties.

Schedule of Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income

(in millions of Euros)	Notes	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
P&ARP		273	243	204
A&T		204	152	146
AS&I		106	125	120
Holdings & Corporate		(21)	(22)	(22)
Adjusted EBITDA		562	498	448
Metal price lag (A)		(46)	—	22
Start-up and development costs (B)		(11)	(21)	(17)
Manufacturing system and process transformation costs		—	—	(2)
Bowling Green one-time costs related to the acquisition (C)		(5)	—	—
Share based compensation costs		(16)	(12)	(8)
Gains on pensions plan amendments (D)	25	1	36	20
Depreciation and amortization	17,18	(256)	(197)	(171)
Restructuring costs		(4)	(1)	(4)
Unrealized gains / (losses) on derivatives	9	33	(84)	57
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	9	—	—	(4)
(Losses) / gains on disposals (E)	9	(3)	186	(3)
Other (F)		—	(1)	—
Income from operations		255	404	338
Finance costs - net	11	(175)	(149)	(260)
Share of income / (loss) of joint-ventures	19	2	(33)	(29)
Income before income tax		82	222	49
Income tax expense	12	(18)	(32)	(80)
Net income / (loss)		64	190	(31)

(A)
Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium Revenues are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the year.

(B)
For the years ended December 31, 2019, 2018 and 2017, start-up and development costs include €11 million, €21 million and €16 million, respectively, related to new projects in our AS&I operating segment.

(C)	For the year ended December 31, 2019, Bowling Green one-time costs related to the acquisition include the non-cash reversal of the inventory step-up.

(D)
For the year ended December 31, 2018, the Group amended one of its OPEB plans in the U.S., which resulted in a €36 million gain. For the year ended December 31, 2017, amendments to certain Swiss pension plans, U.S. pension plans and OPEB resulted in a €20 million gain.

(E)
In July 2018, Constellium completed the sale of the North Building assets of its Sierre plant in Switzerland to Novelis and contributed the Sierre site shared infrastructure to a joint-venture with Novelis, in exchange for cash consideration of €200 million. This transaction also resulted in the termination of the existing lease agreement for the North Building assets which had been leased and operated by Novelis since 2005. For the year ended December 31, 2018, the transaction generated a €190 million net gain (See NOTE 32 - Subsidiaries and Operating Segments).

(F)
For the year ended December 31, 2017, other includes €3 million of legal fees and lump-sum payments in connection with the renegotiation of a new 5-year collective bargaining agreement offset by accrual reversals of unused provisions related to one-time loss contingencies.

Schedule of Segment Capital Expenditures

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
P&ARP	(96)	(97)	(115)
A&T	(72)	(70)	(73)
AS&I	(97)	(105)	(83)
Holdings & Corporate	(6)	(5)	(5)
Capital expenditures	(271)	(277)	(276)

Schedule of Segment Assets
Segment assets are comprised of total assets of Constellium by segment, less deferred income tax assets, cash and cash equivalents and other financial assets.

(in millions of Euros)	At December 31, 2019	At December 31, 2018
P&ARP	1,951	1,791
A&T	856	831
AS&I	703	544
Holdings & Corporate	276	304
Segment assets	3,786	3,470
Deferred income tax assets	185	163
Cash and cash equivalents	184	164
Other financial assets	29	104
Total Assets	4,184	3,901